FINANCING ARRANGEMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Long term debt and the unamortized discount
The book value of debt approximates its fair value given its short-term maturity and variable interest rate. Long term debt and the unamortized discount balances are as follows:

December 31, 2021
Outstanding principal amount - stated value	$27,000,000
Add: Accrued final payment fee	121,585
Less: Unamortized deferred financing costs	(170,058)
Less: Unamortized debt discount	(2,160,495)

Total debt	$24,791,032

Debt - current portion	$1,290,538
Debt - net of current portion	23,500,494

Total debt	$24,791,032

Scheduled principal payments on total outstanding debt	Scheduled principal payments on total outstanding debt, as of December 31, 2021, are as follows:

Total
2022	$1,290,538
2023	8,750,354
2024	11,084,382
2025	5,874,726

$27,000,000